Trade Receivables	12 Months Ended
Dec. 31, 2017
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Trade Receivables

12. TRADE RECEIVABLES

	2017		2016		2015
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Accounts receivable and related parties (1)	2,210	41,972	87	34,729	469	22,959
Provision for doubtful trade receivables	—	(1,323)	—	(1,084)	—	(848)

	2,210	40,649	87	33,645	469	22,111

(1)	See Note 31 for information about related parties.

Changes in the provision for doubtful trade receivables

	2017		2016		2015
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Balance at beginning of year	—	1,084	—	848	7	866
Increases charged to expenses	—	222	—	197	—	313
Decreases charged to income	—	(194)	—	(28)	—	(412)
Amounts incurred due to utilization	—	—	—	—	(7)	(17)
Other movements	—	119	—	—	—	—
Translation differences	—	92	—	67	—	98

Balance at end of year	—	1,323	—	1,084	—	848